Deferred revenue and customer deposits (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Deferred revenue and customer deposits
Deferred revenue	¥ 125,246	$ 18,459	¥ 121,848
Customer deposits	56,607	8,343	56,802
Total deferred revenue and customer deposits	¥ 181,853	$ 26,802	¥ 178,650